Schedule of measurement of the fair value and inputs at grant date (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Fair value at grant date (weighted average)	$ 5.25	$ 13.92
Exercise price at grant date (weighted average)	$ 6.50	$ 0.032
Expected volatility (weighted average)	144.00%	61.80%
Expected terms (years) (weighted average)	7 years	4 years
Expected dividend (weighted average)
Risk-free interest rate (weighted average)	4.33%	4.50%